Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.8%
BHP Group Ltd.	468,035	$11,417,599
BlueScope Steel Ltd.	40,842	472,260
Fortescue Ltd.	155,739	1,753,709
James Hardie Industries PLC(a)	39,677	1,222,875
Mineral Resources Ltd.	16,105	339,895
Northern Star Resources Ltd.	105,686	1,004,141
Pilbara Minerals Ltd.(a)(b)	259,886	350,785
Rio Tinto Ltd.	34,138	2,475,446
South32 Ltd.	416,540	873,728
		19,910,438
Belgium — 0.2%
Syensqo SA	6,749	492,878
Brazil — 1.4%
Vale SA, Class B, ADR	329,775	2,925,104
Canada — 8.3%
Agnico Eagle Mines Ltd.	46,262	3,619,343
Barrick Gold Corp.	161,193	2,499,560
CCL Industries Inc., Class B, NVS	13,643	701,868
First Quantum Minerals Ltd.(a)	62,131	800,923
Franco-Nevada Corp.	17,697	2,079,639
Kinross Gold Corp.	113,029	1,049,732
Nutrien Ltd.	45,496	2,035,760
Teck Resources Ltd., Class B	42,347	1,716,917
Wheaton Precious Metals Corp.	41,719	2,348,245
		16,851,987
Chile — 0.3%
Empresas CMPC SA	99,473	156,122
Sociedad Quimica y Minera de Chile SA, ADR(b)	13,135	477,589
		633,711
Denmark — 0.9%
Novonesis (Novozymes) B, Class B	32,406	1,836,337
Finland — 0.9%
Stora Enso OYJ, Class R	56,351	567,118
UPM-Kymmene OYJ	49,086	1,349,845
		1,916,963
France — 5.0%
Air Liquide SA	53,340	8,670,933
ArcelorMittal SA	41,568	965,803
Arkema SA	5,935	451,608
		10,088,344
Germany — 3.7%
BASF SE	82,329	3,610,215
Covestro AG(a)(c)	17,382	1,009,627
Heidelberg Materials AG	12,456	1,539,101
Symrise AG, Class A	12,212	1,302,685
		7,461,628
Japan — 6.7%
Asahi Kasei Corp.	129,400	891,596
JFE Holdings Inc.	58,700	660,967
Mitsubishi Chemical Group Corp.	132,400	668,703
Nippon Paint Holdings Co. Ltd.	98,900	638,541
Nippon Steel Corp.	99,129	1,992,060
Nitto Denko Corp.	65,000	1,086,722
Shin-Etsu Chemical Co. Ltd.	184,600	6,080,192
Sumitomo Metal Mining Co. Ltd.	25,000	569,974
Toray Industries Inc.	150,000	949,777
		13,538,532
Security	Shares	Value
Mexico — 1.1%
Cemex SAB de CV, NVS	1,392,139	$779,828
Grupo Mexico SAB de CV, Series B, Class B	286,384	1,358,782
		2,138,610
Netherlands — 1.4%
Akzo Nobel NV	15,708	942,841
DSM-Firmenich AG	19,058	1,926,458
		2,869,299
Norway — 0.5%
Norsk Hydro ASA	121,943	670,769
Yara International ASA	15,054	398,507
		1,069,276
Peru — 0.4%
Southern Copper Corp.	7,996	728,675
South Korea — 1.0%
LG Chem Ltd.	4,350	728,763
POSCO Holdings Inc.	7,000	1,194,085
		1,922,848
Sweden — 0.8%
Boliden AB	25,255	710,547
SSAB AB, Class B	56,060	222,476
Svenska Cellulosa AB SCA, Class B	54,601	692,536
		1,625,559
Switzerland — 6.0%
Givaudan SA, Registered	733	3,204,224
Holcim AG	48,613	4,680,700
SIG Group AG	31,641	625,635
Sika AG, Registered	14,803	3,532,099
		12,042,658
United Kingdom — 8.1%
Anglo American PLC	123,012	3,637,114
Antofagasta PLC	31,860	631,130
Croda International PLC	12,842	543,182
DS Smith PLC	127,356	861,348
Glencore PLC	911,604	4,014,864
Johnson Matthey PLC	16,733	280,726
Mondi PLC, NVS	40,757	606,775
Rio Tinto PLC	98,231	5,798,578
		16,373,717
United States — 43.0%
Air Products and Chemicals Inc.	20,507	5,947,850
Albemarle Corp.	10,809	930,439
Amcor PLC	132,923	1,250,805
Avery Dennison Corp.	7,405	1,385,698
Ball Corp.	27,918	1,539,119
Celanese Corp., Class A	10,020	693,484
CF Industries Holdings Inc.	16,052	1,369,557
Corteva Inc.	63,664	3,626,301
Dow Inc.	64,461	2,586,820
DuPont de Nemours Inc.	38,554	2,939,743
Eastman Chemical Co.	10,751	981,781
Ecolab Inc.	23,289	5,457,078
FMC Corp.	11,480	558,043
Freeport-McMoRan Inc.	132,143	5,032,005
International Flavors & Fragrances Inc.	23,512	1,987,940
International Paper Co.	31,946	1,719,334
Linde PLC	43,923	18,389,242
LyondellBasell Industries NV, Class A	23,918	1,776,390
Martin Marietta Materials Inc.	5,621	2,903,247
Mosaic Co. (The)	29,304	720,292

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Newmont Corp.	105,525	$3,927,641
Nucor Corp.	21,827	2,547,429
Packaging Corp. of America	8,200	1,846,066
PPG Industries Inc.	21,456	2,562,919
Sherwin-Williams Co. (The)	21,343	7,255,126
Smurfit WestRock PLC	45,582	2,455,047
Steel Dynamics Inc.	13,197	1,505,382
Vulcan Materials Co.	12,145	3,124,058
		87,018,836
Total Common Stocks — 99.5% (Cost: $249,988,471)		201,445,400
Preferred Stocks
Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	128,133	369,023
Total Preferred Stocks — 0.2% (Cost: $1,023,176)		369,023
Total Long-Term Investments — 99.7% (Cost: $251,011,647)		201,814,423
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	555,208	555,486
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	90,000	$90,000
Total Short-Term Securities — 0.3% (Cost: $645,541)		645,486
Total Investments — 100.0% (Cost: $251,657,188)		202,459,909
Liabilities in Excess of Other Assets — (0.0)%		(40,913)
Net Assets — 100.0%		$202,418,996

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,044,702	$—	$(488,982)(a)	$(283)	$49	$555,486	555,208	$3,138 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	510,000	—	(420,000)(a)	—	—	90,000	90,000	9,547	—
				$(283)	$49	$645,486		$12,685	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	03/20/25	$207	$(6,102)
FTSE 100 Index	2	03/21/25	205	(5,051)
MSCI Emerging Markets Index	2	03/21/25	107	(4,377)
				$(15,530)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Materials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$110,296,923	$91,148,477	$—	$201,445,400
Preferred Stocks	369,023	—	—	369,023
Short-Term Securities
Money Market Funds	645,486	—	—	645,486
	$111,311,432	$91,148,477	$—	$202,459,909
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(10,479)	$(5,051)	$—	$(15,530)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares